Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 5,268.5	$ 4,540.4	$ 4,197.2
Contract assets	511.5	506.1
Revenue Cumulative Adjustment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	279.8
Allowance of credit losses on Contract Asset	2.7	3.6
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	18,700.0	17,500.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	17,200.0	$ 15,500.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 1,281.2